Disposals of businesses and deconsolidation of subsidiaries - SeaMex Limited Narrative (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
		Mar. 10, 2015	Jul. 31, 2015	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014	Mar. 09, 2015
Significant Acquisitions and Disposals [Line Items]
(Loss)/gain on disposals	[1]			$ 0	$ (63)	[2]	$ 632
SeaMex Limited
Significant Acquisitions and Disposals [Line Items]
Fair value of consideration received		$ 1,077
Net cash received		586
Seller’s credit recognized		250
Short term related party receivable		91
Direct repayment of debt by the JV on behalf of Seadrill		150
Consideration receivable		162	$ 162
(Loss)/gain on disposals		181
Loss on disposal		$ (49)
SeaMex Limited | Subsidiaries
Significant Acquisitions and Disposals [Line Items]
Management fee (as percent)				8.00%
SeaMex Limited | Drilling units
Significant Acquisitions and Disposals [Line Items]
Fair value of consideration received					1,240
(Loss)/gain on disposals					$ 181
SeaMex Limited | LIBOR
Significant Acquisitions and Disposals [Line Items]
Interest rate related to sellers line of credit (as percent)		6.50%
SeaMex Limited
Significant Acquisitions and Disposals [Line Items]
Ownership interest prior to disposal (as percent)					100.00%			100.00%
Written notice period				120 days
SeaMex Limited
Significant Acquisitions and Disposals [Line Items]
Third party ownership interest (as percent)		50.00%		50.00%
Ownership interest (as percent)		50.00%		50.00%	50.00%		0.00%	100.00%

[1]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".
[2]	Refer to Note 39 "Restatement of previously issued financial statements"